Document and Entity Information	Sep. 22, 2026
Document and Entity Information
Document Type	8-K
Document Period End Date	Sep. 22, 2026
Entity Registrant Name	ASTRANA HEALTH, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37392
Entity Tax Identification Number	95-4472349
Entity Address, Address Line One	1668 S. Garfield Avenue
Entity Address, Adress Line Two	2nd Floor
Entity Address, City or Town	Alhambra
Entity Address State Or Province	CA
Entity Address, Postal Zip Code	91801
City Area Code	626
Local Phone Number	282-0288
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ASTH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001083446
Amendment Flag	false